SUBSEQUENT EVENTS (Details)	Jun. 30, 2013 Natural Gas Swaps Jan 2014 - Dec 2014 MMBTU	Jun. 30, 2013 Natural Gas Floors sold (put) Jan 2014 - Dec 2014 MMBTU	Jun. 30, 2013 Natural Gas Ceilings purchased (call) Jan 2014 - Dec 2014 MMBTU	Jun. 30, 2013 Natural Gas Ceilings sold (call) Jan 2014 - Dec 2014 MMBTU	Dec. 31, 2012 Natural Gas Ceilings sold (call) Jan 2014 - Dec 2014 MMBTU	Jun. 30, 2013 Crude Oil Floors sold (put) Jan 2014 - Dec 2014 bbl	Jun. 30, 2013 Crude Oil Floors sold (put) Jan 2015 - Dec 2015 bbl	Jun. 30, 2013 Crude Oil Ceilings sold (call) Jan 2015 - Dec 2015 bbl	Jun. 13, 2013 Subsequent event Natural Gas Swaps Apr 2013 - Dec 2013 MMBTU	Jun. 13, 2013 Subsequent event Natural Gas Swaps Jan 2014 - Dec 2014 MMBTU	Jun. 13, 2013 Subsequent event Natural Gas Floors purchased (put) Jan 2014 - Dec 2014 MMBTU	Jun. 13, 2013 Subsequent event Natural Gas Floors sold (put) Jan 2014 - Dec 2014 MMBTU	Jun. 13, 2013 Subsequent event Natural Gas Ceilings purchased (call) Apr 2013 - Dec 2013 MMBTU	Jun. 13, 2013 Subsequent event Natural Gas Ceilings purchased (call) Jan 2014 - Dec 2014 MMBTU	Jun. 13, 2013 Subsequent event Natural Gas Ceilings sold (call) Jan 2014 - Dec 2014 MMBTU	Jun. 13, 2013 Subsequent event Crude Oil Swaps Jan 2013 bbl	Jun. 13, 2013 Subsequent event Crude Oil Swaps Feb 2013 - Dec 2013 bbl	Jun. 13, 2013 Subsequent event Crude Oil Floors purchased (put) Feb 2013 - Dec 2013 bbl	Jun. 13, 2013 Subsequent event Crude Oil Floors sold (put) Feb 2013 - Dec 2013 bbl	Jun. 13, 2013 Subsequent event Crude Oil Ceilings purchased (call) Feb 2013 - Dec 2013 bbl	Jun. 13, 2013 Subsequent event Crude Oil Ceilings sold (call) Jan 2015 - Dec 2015 bbl
SUBSEQUENT EVENTS
Natural gas commodity derivatives contract units per day (MMBTU)	5,000	10,000	10,000	26,000	16,000				10,000	5,000	10,000	10,000	10,000	10,000	10,000
Crude oil commodity derivatives contract units per day (Bbl)						663	259	1,570								2,200	4,450	1,750	4,000	2,250	1,570
Price per unit		3.75	6.15	5.47	5.91	65.00	70.00	120.00	3.83	4.26	4.25	3.75	6.00	6.15	4.78	94.00	93.00	90.00	80.00	100.00	120.00